Note 10 - Accrued Liabilities (Details) - Accrued Liabilities (USD $) In Thousands, unless otherwise specified	Jan. 31, 2015	Jan. 31, 2014
Accrued Liabilities [Abstract]
Accrued compensation and benefits	$ 9,017	$ 8,346
Accrued professional fees	1,137	1,780
Other accrued liabilities	6,541	6,631
	$ 16,695	$ 16,757